Subsequent events (Details) - Kludein I Acquisition Corp. [Member] - USD ($)			12 Months Ended
	Jan. 06, 2023	Sep. 01, 2021	Dec. 31, 2022	Jan. 17, 2023
Subsequent events (Details) [Line Items]
Sponsor advanced		$ 7,500	$ 275,000
Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Additional fund amount	$ 101,000,000
Price per share (in Dollars per share)	$ 10.32
interest earn	$ 1,190,676
Aggregate shares (in Shares)	9,786,530
Excise tax	$ 100,993,709
Public shares outstanding (in Shares)	617,864
Aggregate amount				$ 95,000,000
Subsequent Event [Member] | Public shares [Member]
Subsequent events (Details) [Line Items]
Public shares exercised (in Shares)	9,786,530